Bank Loans and Banking Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Bank Loans and Banking Facilities

Bank loans consisted of the following:

At December 31,	2019	2020
	(’000)	(’000)
Short-term bank loans	$1,433	$—
Debt issuance cost	(23)	—
Total short-term debt	1,410	—

Long-term bank loans	$96,354	$123,159
Debt issuance cost	(412)	(276)
Total debt	95,942	122,883
Less: current maturities	(2,081)	(122,883)
Total long-term debt	$93,861	$—

Schedule of Maturities of Long-term Bank Loan	Future maturities of long-term bank loan are as follows:
At December 31,	2020
(’000)
2021	$123,159
Total	$123,159

Schedule of Bank Loans

The details of bank loans during the year ended December 31, 2020 are as follows:

	(’000)	Repayment Frequency
Loan from Bank of Beijing(1) Due August 14, 2022, at 6.46% per annum	$7,017	Quarterly
Loan from Bank of China(2) Due November 7, 2028, at 6.072% per annum	95,559	Semi-annually
Loan from Xiamen International Bank(6) Due January 6, 2022, at 7.40% per annum	16,365	Semi-annually
Loan from Industrial Bank(5) Due October 20, 2022, at 6.175% per annum	4,218	Quarterly
Total	$123,159